Financial Income (Expense)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Income (Expense)
31. Financial Income (Expense)

	2019	2018	2017
Financial income:
Interest on financial investments	302,793	328,625	475,460
Interest from customers	138,462	135,514	105,773
Changes in subscription warranty – indemnification (see Note 25)	0	44,484	—
Selic interest over PIS and COFINS credits (see Note 22.d.1)	0	168,564	—
Other financial income	16,034	4,048	3,868

	457,289	681,235	585,101

Financial expenses:
Interest on loans	(388,897)	(440,641)	(672,102)
Interest on debentures	(482,361)	(441,394)	(385,009)
Interest on leases payable	(132,994)	(2,670)	(4,991)
Bank charges, financial transactions tax, and other charges	(62,687)	(92,558)	(91,614)
Exchange variation, net of gains and losses with derivative financial instruments	134,544	172,701	72,869
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 21.a.1.2)	0	—	43,411
Changes in subscription warranty – indemnification (see Note 25)	(7,760)	—	(20,360)
TCC interest – Bahiana (see Notes 21.b.2.2 and 29)	0	—	(13,509)
Interest of provisions, net, and other financial expenses	(23,988)	9,791	11,908

	(964,143)	(794,771)	(1,059,397)

Financial income (expense)	(506,854)	(113,536)	(474,296)